Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Unaudited) 10-Q - USD ($)	Total	Private Placement [Member]	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Conversion of Shares [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in-Capital [Member]	Additional Paid-in-Capital [Member] Private Placement [Member]	Additional Paid-in-Capital [Member] Previously Reported [Member]	Additional Paid-in-Capital [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in-Capital [Member] Conversion of Shares [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member]	Common Class A [Member]	Common Class A [Member] Previously Reported [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Private Placement [Member]	Common Class A [Member] Common Stock [Member] Previously Reported [Member]	Common Class A [Member] Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Class A [Member] Common Stock [Member] Conversion of Shares [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Convertible Preferred Stock [Member] Conversion of Shares [Member]
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2024																											2,579,168	0	2,579,168
Convertible Preferred Stock, ending balance at Dec. 31, 2024																											$ 7,504,644	$ 0	$ 7,504,644
Common Stock, beginning balance (in shares) at Dec. 31, 2023						76,021,255	10,000,000
Beginning balance at Dec. 31, 2023	$ (551,342)		$ (551,342)			$ 7,602	$ 100	$ 120,686		$ 128,188			$ (679,630)	$ (679,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,699,469)					$ 0		0					(4,699,469)
Shares issued (in shares)						13,884,841
Shares issued	5,946,501					$ 1,389		5,945,112					0
Warrant exercise (in shares)						5,722,318
Warrant exercise	$ 1,558,143					$ 572		1,557,571					0
Common Stock, ending balance (in shares) at Dec. 31, 2024	95,628,414					95,628,414														10,000,000	95,628,414	85,628,414			0
Ending balance at Dec. 31, 2024	$ 2,253,833		(5,250,811)	$ 2,253,833	$ 7,504,644	$ 9,563		7,623,369		128,188	$ 7,623,369	$ 7,495,181	(5,379,099)	(5,379,099)	$ (5,379,099)					$ 100	$ 9,563	$ 9,463			$ 0
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2025																										0
Convertible Preferred Stock, ending balance at Mar. 31, 2025																										$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,308,219)												(3,308,219)
Shares issued (in shares)																		3,137,276
Shares issued	5,814,607							5,814,293										$ 314
Common Stock, ending balance (in shares) at Mar. 31, 2025																		98,765,690						0
Ending balance at Mar. 31, 2025	$ 4,760,221							13,437,662					(8,687,318)					$ 9,877						$ 0
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2024																											2,579,168	0	2,579,168
Convertible Preferred Stock, beginning balance at Dec. 31, 2024																											$ 7,504,644	$ 0	$ 7,504,644
Convertible Preferred Stock, ending balance (in shares) at Jun. 30, 2025																										0
Convertible Preferred Stock, ending balance at Jun. 30, 2025																										$ 0
Common Stock, beginning balance (in shares) at Dec. 31, 2024	95,628,414					95,628,414														10,000,000	95,628,414	85,628,414			0
Beginning balance at Dec. 31, 2024	$ 2,253,833		(5,250,811)	2,253,833	7,504,644	$ 9,563		7,623,369		128,188	7,623,369	7,495,181	(5,379,099)	(5,379,099)	(5,379,099)					$ 100	$ 9,563	$ 9,463			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,319,253)
Common Stock, ending balance (in shares) at Jun. 30, 2025																		102,206,153						0
Ending balance at Jun. 30, 2025	$ 4,898,655							16,586,786					(11,698,352)					$ 10,221						$ 0
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2024																											2,579,168	0	2,579,168
Convertible Preferred Stock, beginning balance at Dec. 31, 2024																											$ 7,504,644	$ 0	$ 7,504,644
Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2025																											3,973,369	0	3,973,369
Convertible Preferred Stock, ending balance at Dec. 31, 2025																											$ 26,854,552	$ 0	$ 26,854,552
Common Stock, beginning balance (in shares) at Dec. 31, 2024	95,628,414					95,628,414														10,000,000	95,628,414	85,628,414			0
Beginning balance at Dec. 31, 2024	$ 2,253,833		(5,250,811)	2,253,833	7,504,644	$ 9,563		7,623,369		128,188	7,623,369	7,495,181	(5,379,099)	(5,379,099)	(5,379,099)					$ 100	$ 9,563	$ 9,463			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,462,633					0		3,462,633					0
Net loss	$ (26,661,677)					$ 0		0					(26,661,677)
Common Stock, ending balance (in shares) at Dec. 31, 2025	107,999,991					107,999,991										107,999,991	10,233,183			10,233,183	107,999,991	97,766,808	0		0
Ending balance at Dec. 31, 2025	$ (1,048,292)		(27,902,844)	(1,048,292)	26,854,552	$ 10,800		30,981,684		4,137,830	30,981,684	26,843,854	(32,040,776)	(32,040,776)	(32,040,776)					$ 102	$ 10,800	$ 10,698			$ 0
Convertible Preferred Stock, beginning balance (in shares) at Mar. 31, 2025																										0
Convertible Preferred Stock, beginning balance at Mar. 31, 2025																										$ 0
Convertible Preferred Stock, ending balance (in shares) at Jun. 30, 2025																										0
Convertible Preferred Stock, ending balance at Jun. 30, 2025																										$ 0
Common Stock, beginning balance (in shares) at Mar. 31, 2025																		98,765,690						0
Beginning balance at Mar. 31, 2025	4,760,221							13,437,662					(8,687,318)					$ 9,877						$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,011,034)												(3,011,034)
Shares issued (in shares)																		1,667,777
Shares issued	3,147,136							3,146,969										$ 167
Warrant exercise (in shares)																		1,772,686
Warrant exercise	2,332							2,155										$ 177
Common Stock, ending balance (in shares) at Jun. 30, 2025																		102,206,153						0
Ending balance at Jun. 30, 2025	$ 4,898,655							16,586,786					(11,698,352)					$ 10,221						$ 0
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2025																											3,973,369	0	3,973,369
Convertible Preferred Stock, beginning balance at Dec. 31, 2025																											$ 26,854,552	$ 0	$ 26,854,552
Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2026																										0
Convertible Preferred Stock, ending balance at Mar. 31, 2026																										$ 0
Common Stock, beginning balance (in shares) at Dec. 31, 2025	107,999,991					107,999,991										107,999,991	10,233,183			10,233,183	107,999,991	97,766,808	0		0
Beginning balance at Dec. 31, 2025	$ (1,048,292)		(27,902,844)	(1,048,292)	26,854,552	$ 10,800		30,981,684		4,137,830	30,981,684	26,843,854	(32,040,776)	(32,040,776)	(32,040,776)					$ 102	$ 10,800	$ 10,698			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	727,472							727,472
Net loss	(16,429,430)												(16,429,430)
Common Stock, ending balance (in shares) at Mar. 31, 2026																		107,999,991						0
Ending balance at Mar. 31, 2026	$ (16,750,250)							31,709,156					(48,470,206)					$ 10,800						$ 0
Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2025																											3,973,369	0	3,973,369
Convertible Preferred Stock, beginning balance at Dec. 31, 2025																											$ 26,854,552	$ 0	$ 26,854,552
Convertible Preferred Stock, ending balance (in shares) at Jun. 30, 2026																										0
Convertible Preferred Stock, ending balance at Jun. 30, 2026																										$ 0
Common Stock, beginning balance (in shares) at Dec. 31, 2025	107,999,991					107,999,991										107,999,991	10,233,183			10,233,183	107,999,991	97,766,808	0		0
Beginning balance at Dec. 31, 2025	$ (1,048,292)		$ (27,902,844)	$ (1,048,292)	$ 26,854,552	$ 10,800		30,981,684		$ 4,137,830	$ 30,981,684	$ 26,843,854	(32,040,776)	$ (32,040,776)	$ (32,040,776)					$ 102	$ 10,800	$ 10,698			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(78,374,330)
Common Stock, ending balance (in shares) at Jun. 30, 2026																128,972,162		128,972,162					258,837,933	258,837,933
Ending balance at Jun. 30, 2026	3,061,175							113,437,497					(110,415,104)					$ 12,898						$ 25,884
Convertible Preferred Stock, beginning balance (in shares) at Mar. 31, 2026																										0
Convertible Preferred Stock, beginning balance at Mar. 31, 2026																										$ 0
Convertible Preferred Stock, ending balance (in shares) at Jun. 30, 2026																										0
Convertible Preferred Stock, ending balance at Jun. 30, 2026																										$ 0
Common Stock, beginning balance (in shares) at Mar. 31, 2026																		107,999,991						0
Beginning balance at Mar. 31, 2026	(16,750,250)							31,709,156					(48,470,206)					$ 10,800						$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	7,784,404							7,784,404
Net loss	(61,944,898)												(61,944,898)
SAFEs conversion to common stock (in shares)																		4,001,682
SAFEs conversion to common stock	40,002,009							40,001,609										$ 400
Shares issued for services in Business Combination (in shares)																		315,000
Shares issued for services in Business Combination	2,066,232							2,066,200										$ 32
Reverse recapitalization, net of offering costs of $3,038,332 (in shares)																		10,228,756
Reverse recapitalization, net of offering costs of $3,038,332	0							(1,023)										$ 1,023
Shares issued (in shares)																			6,426,733					258,837,933
Shares issued	0	$ 23,403,728						(25,884)	$ 23,403,085										$ 643					$ 25,884
Adjustments To Additional Paid In Capital Stock Subscription Deposit	8,499,950							8,499,950
Common Stock, ending balance (in shares) at Jun. 30, 2026																128,972,162		128,972,162					258,837,933	258,837,933
Ending balance at Jun. 30, 2026	$ 3,061,175							$ 113,437,497					$ (110,415,104)					$ 12,898						$ 25,884